Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity [Abstract]
Shareholders' equity
10.	Shareholders’ equity

Ordinary shares

The Company was established as a holding company under the laws of Cayman Islands on July 16, 2020. The original authorized number of ordinary shares is 50,000 shares with par value of $1.00 per share. On December 18, 2020, the Company amended the Memorandum of Association to increase the authorized share capital to 400,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares and reduced the par value to $0.0001 per share.

On April 4, 2023, the Company completed its initial public offering (the “IPO”) of 2,400,000 Class A Ordinary Shares at a public offering price of $4.00 per share. The Company received aggregate gross proceeds of $9.6 million from the offering, before deducting underwriting discounts and other related expenses. Net proceeds amounted to approximately $8.5 million after deducting underwriting discounts and other related expenses. In connection with the IPO, the Company issued to Univest Securities, LLC, and its affiliates, as the representative of the underwriters, warrants that are exercisable for a period of one year after the effective date of the registration statement, entitling the holders of the warrants to purchase an aggregate of up to 144,000 Class A Ordinary Shares at a per share price of $4.46.

As of June 30, 2023 and December 31, 2022, 40,520,000 and 38,120,000 Class A Ordinary shares were issued and outstanding, respectively; 41,880,000 Class B Ordinary shares were issued and outstanding. The shares are presented on a retroactive basis to reflect the recapitalization.

Additional paid-in capital

On December 31, 2022, Suzhou Shengfeng, one of VIE subsidiaries declared a dividend of approximately $2.5 million based on the subsidiary’s performance up to October 31, 2022, of which approximately $0.3 million was paid to the non-controlling shareholders. For the year ended December 31, 2021, one of the non-controlling shareholders made capital contributions totaling approximately $3.4 million to the Company.

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately $4.0 million and $4.0 million as of June 30, 2023 and December 31, 2022, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Shengfeng WFOE, Shengfeng VIE and its subsidiaries (collectively the “Shengfeng PRC entities”) only out of retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Shengfeng PRC entities.

Shengfeng PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, Shengfeng PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. Shengfeng PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to a discretionary surplus fund at their discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Shengfeng PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Shengfeng PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2023 and December 31, 2022, amounts restricted are the paid-in-capital and statutory reserve of Shengfeng PRC entities, which amounted to approximately $79.6 million and $79.6 million, respectively.